Synthetic GICs	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Synthetic GICs	Synthetic GICs
The Stable Value Fund invests in synthetic GICs. A synthetic GIC is an investment contract issued by an insurance company or other financial institution that is backed by a portfolio of bonds or other fixed income securities (the “underlying assets”) that are owned by the Plan. The investment contract is designed to protect the contract value of these underlying assets. Under these contracts, realized and unrealized gains and losses on the underlying assets are not immediately recognized in the net assets of the Plan, but are amortized over the maturity or duration of the underlying assets, through adjustments to the future interest crediting rate of the synthetic GICs as discussed further below. The issuers of the investment contracts guarantee that all qualified participant withdrawals will take place at the contract value.
The Plan accounts for synthetic GICs at contract value. Contract value represents contributions made under the contract, plus earnings, less Participant withdrawals and administrative expenses. Participants may customarily direct the withdrawal or transfer of all or a portion of their investment at contract value, subject to certain limitations. The Plan has not recognized any provision for credit losses to reflect the credit risk of the issuers of the synthetic GICs (which generally arise when there are net realized and unrealized losses).
There are no events known to the Plan that are probable of occurring that would limit its ability to transact at contract value with the issuer of the investment contract nor with Participants. The investment contracts cannot be terminated by their issuer at a value other than contract value, except under a limited number of very specific circumstances including termination of the Plan or loss of qualified status of the Plan, material misrepresentations by the Plan sponsor or investment manager, failure by these same parties to meet material obligations under the contract, or other similar types of events.
The following is a summary of the Plan’s investments related to the synthetic GICs recorded at contract value:

December 31, 2025	Contract Value	Unrealized Gains/(Losses)	Market Value of Underlying Assets
Synthetic GICs:
VOYA Contract	$453,351,221	$(16,129,437)	$437,221,784
Prudential Contract	453,760,561	(15,715,204)	438,045,357
Metlife Contract	453,834,486	(15,334,283)	438,500,203
Transamerica Contract	453,417,880	(16,052,405)	437,365,475
Pacific Life Contract	453,606,462	$(15,666,793)	437,939,669
Total synthetic GICs	$2,267,970,610	$(78,898,122)	$2,189,072,488

December 31, 2024	Contract Value	Unrealized Gains/(Losses)	Market Value of Underlying Assets
Synthetic GICs:
VOYA Contract	$454,221,030	$(32,508,939)	$421,712,091
Prudential Contract	454,378,334	(31,871,884)	422,506,450
Metlife Contract	454,427,937	(31,482,776)	422,945,161
Transamerica Contract	454,242,001	(32,391,315)	421,850,686
Pacific Life Contract	454,315,952	$(31,911,441)	422,404,511
Total synthetic GICs	$2,271,585,254	$(160,166,355)	$2,111,418,899